Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 1,927,455	$ 1,920,474
Accumulated depreciation	(12,283)
Property and equipment, net	1,915,172	1,920,474
Depreciation	12,300
Drillships and related equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,926,773	1,919,791
Other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 682	683
Predecessor
Property, Plant and Equipment [Line Items]
Property and equipment, cost		5,949,624	$ 5,932,358
Accumulated depreciation		(1,526,915)	(1,280,357)
Property and equipment, net		4,422,709	4,652,001
Depreciation		247,700	278,200	$ 275,100
Predecessor | Drillships and related equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost		5,928,887	5,911,792
Predecessor | Other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost		$ 20,737	$ 20,566